Expense Example, No Redemption - AMERICAN HIGH INCOME TRUST	Nov. 28, 2025 USD ($) [1]
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,568
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	$ 1,330

[1]	The amounts shown in this table reflect the fund’s new management fee. If shareholders do not approve the new fee, all amounts would be lower.